Provisions - Payment protection insurance (Details) claim in Thousands, policy in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) complaint policy claim	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of other provisions [line items]
Provisions	$ 3,209	$ 3,398
Net insurance premium income	$ 5,020	4,313	$ 6,323
Payment Protection Insurance
Disclosure of other provisions [line items]
Number of policies | policy	3.0
Percent of policies sold	56.00%
Number of policies sold | policy	5.4
Net insurance premium income	$ 3,200
Gross written premiums	$ 4,200
Number of complaints requiring assessment | complaint	42,700
Number of expected future claims settled | claim	43
Insurance Provision
Disclosure of other provisions [line items]
Provisions	$ 613	$ 1,100
Payments for other provisions	$ 376
Liability calculation, annual basis spread on simple interest rate	8.00%